UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   February 12, 2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 35,611  (x$1000)



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLETE INC                     COM              018522300     1127    27513 SH       SOLE                    27513
AMEREN CORPORATION             COM              023608102     2466    80287 SH       SOLE                    80287
ATMOS ENERGY CORP              COM              049560105      277     7878 SH       SOLE                     7878
CLECO CORPORATION              COM              12561W105     3054    76319 SH       SOLE                    76319
CMS ENERGY CORP                COM              125896100     2521   103393 SH       SOLE                   103393
DOMINION RESOURCES             COM              25746U109     2362    45593 SH       SOLE                    45593
EDISON INTERNATIONAL           COM              281020107     3105    68700 SH       SOLE                    68700
ENBRIDGE INC                   COM              29250N105     1666    38460 SH       SOLE                    38460
EQT CORP                       COM              26884L109     3141    53258 SH       SOLE                    53258
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     6832   177627 SH       SOLE                   177627
KINDER MORGAN INC              COM              49456B101     4764   134855 SH       SOLE                   134855
NEXTERA ENERGY INC             COM              65339F101      555     8022 SH       SOLE                     8022
NRG ENERGY INC                 COM              629377508     2488   108221 SH       SOLE                   108221
OGE ENERGY CORP                COM              670837103      436     7736 SH       SOLE                     7736
UNITIL CORP                    COM              913259107      818    31574 SH       SOLE                    31574

